Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Prospectus Date	rr_ProspectusDate	May 20, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2015